BlackRock Liquidity Funds

Treasury Trust Fund

(the “Fund”)

Supplement dated November 15, 2013 to the

Select Shares Prospectus of the Fund dated February 28, 2013 (the “Prospectus”)

Effective immediately, Select Shares of the Fund are available for purchase.

Effective immediately, the Prospectus is amended as set forth below:

The ticker for the Fund is added to the cover of the Prospectus:

► Treasury Trust Fund

Select: TSLXX

Shareholders should retain this supplement for future reference.

PRO-LIQ-SS6-1113SUP